UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

JUNE 30, 2014

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.4%
BorgWarner Inc.	3,215	$209,586
Delphi Automotive PLC	3,900	268,086
Goodyear Tire & Rubber Co.	3,499	97,202
Johnson Controls Inc.	9,368	467,744

Total Auto Components		1,042,618

Automobiles - 0.7%
Ford Motor Co.	55,635	959,148
General Motors Co.	18,400	667,920
Harley-Davidson Inc.	3,105	216,884

Total Automobiles		1,843,952

Distributors - 0.1%
Genuine Parts Co.	2,169	190,438

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	66	47,395
H&R Block Inc.	3,868	129,656

Total Diversified Consumer Services		177,051

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	6,183	232,790
Chipotle Mexican Grill Inc.	438	259,519	*
Darden Restaurants Inc.	1,851	85,646
Marriott International Inc., Class A Shares	3,119	199,928
McDonald’s Corp.	13,965	1,406,834
Starbucks Corp.	10,663	825,103
Starwood Hotels & Resorts Worldwide Inc.	2,707	218,780
Wyndham Worldwide Corp.	1,807	136,826
Wynn Resorts Ltd.	1,143	237,241
Yum! Brands Inc.	6,248	507,337

Total Hotels, Restaurants & Leisure		4,110,004

Household Durables - 0.4%
D.R. Horton Inc.	4,017	98,738
Garmin Ltd.	1,734	105,601
Harman International Industries Inc.	957	102,810
Leggett & Platt Inc.	1,959	67,155
Lennar Corp., Class A Shares	2,480	104,110
Mohawk Industries Inc.	862	119,249	*
Newell Rubbermaid Inc.	3,935	121,946
PulteGroup Inc.	4,842	97,615
Whirlpool Corp.	1,093	152,167

Total Household Durables		969,391

Internet & Catalog Retail - 1.3%
Amazon.com Inc.	5,248	1,704,446	*
Expedia Inc.	1,443	113,651
Netflix Inc.	844	371,866	*
Priceline Group Inc.	735	884,205	*
TripAdvisor Inc.	1,646	178,854	*

Total Internet & Catalog Retail		3,253,022

Leisure Products - 0.1%
Hasbro Inc.	1,644	87,214
Mattel Inc.	4,801	187,095

Total Leisure Products		274,309

Media - 3.5%
Cablevision Systems Corp., New York Group, Class A Shares	3,020	53,303
CBS Corp., Class B Shares	6,885	427,834
Comcast Corp., Class A Shares	36,770	1,973,814

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Media - 3.5% (continued)
DIRECTV	6,684	$568,207	*
Discovery Communications Inc., Class A Shares	3,090	229,525	*
Gannett Co. Inc.	3,207	100,411
Interpublic Group of Cos. Inc.	5,982	116,709
News Corp., Class A Shares	7,025	126,029	*
Omnicom Group Inc.	3,642	259,383
Scripps Networks Interactive, Class A Shares	1,553	126,010
Time Warner Cable Inc.	3,884	572,113
Time Warner Inc.	12,593	884,658
Twenty-First Century Fox Inc.	27,368	961,985
Viacom Inc., Class B Shares	5,657	490,632
Walt Disney Co.	22,986	1,970,820

Total Media		8,861,433

Multiline Retail - 0.6%
Dollar General Corp.	4,156	238,388	*
Dollar Tree Inc.	2,935	159,840	*
Family Dollar Stores Inc.	1,348	89,157
Kohl’s Corp.	2,839	149,558
Macy’s Inc.	5,198	301,588
Nordstrom Inc.	2,019	137,151
Target Corp.	8,916	516,682

Total Multiline Retail		1,592,364

Specialty Retail - 1.9%
AutoNation Inc.	890	53,115	*
AutoZone Inc.	476	255,250	*
Bed Bath & Beyond Inc.	3,004	172,370	*
Best Buy Co. Inc.	3,856	119,575
CarMax Inc.	3,149	163,779	*
GameStop Corp., Class A Shares	1,634	66,128
Gap Inc.	3,737	155,347
Home Depot Inc.	18,566	1,503,103
L Brands Inc.	3,440	201,790
Lowe’s Cos. Inc.	13,354	640,858
O’Reilly Automotive Inc.	1,501	226,051	*
PetSmart Inc.	1,464	87,547
Ross Stores Inc.	3,032	200,506
Staples Inc.	9,180	99,511
Tiffany & Co.	1,554	155,789
TJX Cos. Inc.	10,033	533,254
Tractor Supply Co.	1,969	118,928
Urban Outfitters Inc.	1,538	52,077	*

Total Specialty Retail		4,804,978

Textiles, Apparel & Luxury Goods - 0.8%
Coach Inc.	3,915	133,854
Fossil Group Inc.	679	70,969	*
Michael Kors Holdings Ltd.	2,500	221,625	*
NIKE Inc., Class B Shares	10,493	813,732
PVH Corp.	1,151	134,207
Ralph Lauren Corp.	834	134,015
Under Armour Inc., Class A Shares	1,900	113,031	*
V.F. Corp.	4,970	313,110

Total Textiles, Apparel & Luxury Goods		1,934,543

TOTAL CONSUMER DISCRETIONARY		29,054,103

CONSUMER STAPLES - 9.3%
Beverages - 2.1%
Brown-Forman Corp., Class B Shares	2,287	215,367
Coca-Cola Co.	53,452	2,264,227
Coca-Cola Enterprises Inc.	3,352	160,159
Constellation Brands Inc., Class A Shares	2,360	207,987	*
Dr. Pepper Snapple Group Inc.	2,747	160,919

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Beverages - 2.1% (continued)
Molson Coors Brewing Co., Class B Shares	2,234	$165,673
Monster Beverage Corp.	1,900	134,957	*
PepsiCo Inc.	21,477	1,918,755

Total Beverages		5,228,044

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	6,203	714,337
CVS Caremark Corp.	15,981	1,204,488
Kroger Co.	7,286	360,147
Safeway Inc.	3,249	111,571
Sysco Corp.	8,252	309,037
Wal-Mart Stores Inc.	21,923	1,645,760
Walgreen Co.	12,332	914,171
Whole Foods Market Inc.	5,276	203,812

Total Food & Staples Retailing		5,463,323

Food Products - 1.6%
Archer-Daniels-Midland Co.	9,288	409,694
Campbell Soup Co.	2,523	115,579
ConAgra Foods Inc.	5,930	176,002
General Mills Inc.	8,811	462,930
Hershey Co.	2,116	206,035
Hormel Foods Corp.	1,899	93,716
J.M. Smucker Co.	1,463	155,912
Kellogg Co.	3,623	238,031
Keurig Green Mountain Inc.	1,822	227,039
Kraft Foods Group Inc.	8,351	500,642
McCormick & Co. Inc., Non Voting Shares	1,850	132,441
Mead Johnson Nutrition Co., Class A Shares	2,761	257,242
Mondelez International Inc., Class A Shares	22,655	852,055
Tyson Foods Inc., Class A Shares	3,792	142,352

Total Food Products		3,969,670

Household Products - 1.8%
Clorox Co.	1,833	167,536
Colgate-Palmolive Co.	12,315	839,637
Kimberly-Clark Corp.	5,353	595,361
Procter & Gamble Co.	38,250	3,006,067

Total Household Products		4,608,601

Personal Products - 0.1%
Avon Products Inc.	6,122	89,442
Estee Lauder Cos. Inc., Class A Shares	3,606	267,782

Total Personal Products		357,224

Tobacco - 1.5%
Altria Group Inc.	28,113	1,179,059
Lorillard Inc.	5,101	311,008
Philip Morris International Inc.	22,362	1,885,340
Reynolds American Inc.	4,393	265,118

Total Tobacco		3,640,525

TOTAL CONSUMER STAPLES		23,267,387

ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Baker Hughes Inc.	6,167	459,133
Cameron International Corp.	3,058	207,057	*
Diamond Offshore Drilling Inc.	981	48,687
Ensco PLC, Class A Shares	3,300	183,381
FMC Technologies Inc.	3,330	203,363	*
Halliburton Co.	11,504	816,899
Helmerich & Payne Inc.	1,517	176,139
Nabors Industries Ltd.	3,681	108,111
National-Oilwell Varco Inc.	6,045	497,806
Noble Corp. PLC	3,585	120,312

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Energy Equipment & Services - 2.1% (continued)
Rowan Cos. PLC, Class A Shares	1,753	$55,973
Schlumberger Ltd.	18,443	2,175,352
Transocean Ltd.	4,788	215,604

Total Energy Equipment & Services		5,267,817

Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	7,106	777,894
Apache Corp.	5,268	530,066
Cabot Oil & Gas Corp.	5,957	203,372
Chesapeake Energy Corp.	7,142	221,973
Chevron Corp.	26,433	3,450,828
Cimarex Energy Co.	1,200	172,152
ConocoPhillips	17,296	1,482,786
CONSOL Energy Inc.	3,233	148,944
Denbury Resources Inc.	5,022	92,706
Devon Energy Corp.	5,403	428,998
EOG Resources Inc.	7,706	900,523
EQT Corp.	2,129	227,590
Exxon Mobil Corp.	60,060	6,046,841
Hess Corp.	3,855	381,221
Kinder Morgan Inc.	9,457	342,911
Marathon Oil Corp.	8,832	352,573
Marathon Petroleum Corp.	4,184	326,645
Murphy Oil Corp.	2,429	161,480
Newfield Exploration Co.	1,923	84,997	*
Noble Energy Inc.	5,078	393,342
Occidental Petroleum Corp.	11,211	1,150,585
ONEOK Inc.	2,931	199,542
Peabody Energy Corp.	3,827	62,571
Phillips 66	8,248	663,387
Pioneer Natural Resources Co.	2,016	463,297
QEP Resources Inc.	2,436	84,042
Range Resources Corp.	2,309	200,768
Southwestern Energy Co.	4,979	226,495	*
Spectra Energy Corp.	9,454	401,606
Tesoro Corp.	1,859	109,068
Valero Energy Corp.	7,512	376,351
Williams Cos. Inc.	9,655	562,018

Total Oil, Gas & Consumable Fuels		21,227,572

TOTAL ENERGY		26,495,389

FINANCIALS - 15.8%
Banks - 5.8%
Bank of America Corp.	149,085	2,291,436
BB&T Corp.	10,029	395,443
Citigroup Inc.	42,836	2,017,576
Comerica Inc.	2,568	128,811
Fifth Third Bancorp	12,011	256,435
Huntington Bancshares Inc.	11,725	111,856
JPMorgan Chase & Co.	53,421	3,078,118
KeyCorp	12,547	179,799
M&T Bank Corp.	1,849	229,368
PNC Financial Services Group Inc.	7,534	670,903
Regions Financial Corp.	20,025	212,665
SunTrust Banks Inc.	7,543	302,173
U.S. Bancorp	25,711	1,113,801
Wells Fargo & Co.	67,548	3,550,323
Zions Bancorporation	2,608	76,858

Total Banks		14,615,565

Capital Markets - 2.1%
Affiliated Managers Group Inc.	800	164,320	*
Ameriprise Financial Inc.	2,692	323,040
Bank of New York Mellon Corp.	16,012	600,130

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Capital Markets - 2.1% (continued)
BlackRock Inc.	1,772	$566,331
Charles Schwab Corp.	16,487	443,995
E*TRADE Financial Corp.	4,052	86,145	*
Franklin Resources Inc.	5,695	329,399
Goldman Sachs Group Inc.	5,940	994,594
Invesco Ltd.	6,174	233,068
Legg Mason Inc.	1,478	75,836	(a)
Morgan Stanley	19,788	639,746
Northern Trust Corp.	3,147	202,069
State Street Corp.	6,089	409,546
T. Rowe Price Group Inc.	3,697	312,064

Total Capital Markets		5,380,283

Consumer Finance - 1.0%
American Express Co.	12,892	1,223,064
Capital One Financial Corp.	8,080	667,408
Discover Financial Services	6,666	413,159
Navient Corp.	6,048	107,110

Total Consumer Finance		2,410,741

Diversified Financial Services - 1.9%
Berkshire Hathaway Inc., Class B Shares	25,395	3,213,991	*
CME Group Inc.	4,452	315,870
Intercontinental Exchange Inc.	1,621	306,207
Leucadia National Corp.	4,418	115,840
McGraw Hill Financial Inc.	3,779	313,770
Moody’s Corp.	2,653	232,562
Nasdaq OMX Group Inc.	1,649	63,684
Principal Financial Group Inc.	3,877	195,711

Total Diversified Financial Services		4,757,635

Insurance - 2.7%
ACE Ltd.	4,750	492,575
AFLAC Inc.	6,431	400,330
Allstate Corp.	6,307	370,347
American International Group Inc.	19,754	1,078,173
Aon PLC	4,228	380,901
Assurant Inc.	1,010	66,206
Chubb Corp.	3,465	319,369
Cincinnati Financial Corp.	2,076	99,731
Genworth Financial Inc., Class A Shares	6,988	121,591	*
Hartford Financial Services Group Inc.	6,296	225,460
Lincoln National Corp.	3,720	191,357
Loews Corp.	4,318	190,035
Marsh & McLennan Cos. Inc.	7,736	400,880
MetLife Inc.	15,849	880,570
Progressive Corp.	7,726	195,931
Prudential Financial Inc.	6,531	579,757
Torchmark Corp.	1,249	102,318
Travelers Cos. Inc.	4,949	465,552
Unum Group	3,660	127,222
XL Group PLC	3,895	127,483

Total Insurance		6,815,788

Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	5,573	501,458
Apartment Investment and Management Co., Class A Shares	2,061	66,508
AvalonBay Communities Inc.	1,716	243,998
Boston Properties Inc.	2,159	255,151
Crown Castle International Corp.	4,712	349,913
Equity Residential	4,737	298,431
Essex Property Trust Inc.	892	164,940
General Growth Properties Inc.	7,300	171,988
HCP Inc.	6,449	266,860
Health Care REIT Inc.	4,091	256,383

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 2.1% (continued)
Host Hotels & Resorts Inc.	10,675	$234,957
Kimco Realty Corp.	5,780	132,824
Macerich Co.	1,983	132,365
Plum Creek Timber Co. Inc.	2,499	112,705
Prologis Inc.	7,048	289,602
Public Storage Inc.	2,039	349,383
Simon Property Group Inc.	4,433	737,119
Ventas Inc.	4,151	266,079
Vornado Realty Trust	2,457	262,236
Weyerhaeuser Co.	8,247	272,893

Total Real Estate Investment Trusts (REITs)		5,365,793

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	126,045	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	6,709	65,950
People’s United Financial Inc.	4,395	66,672

Total Thrifts & Mortgage Finance		132,622

TOTAL FINANCIALS		39,604,472

HEALTH CARE - 13.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals Inc.	2,790	435,938	*
Amgen Inc.	10,650	1,260,640
Biogen Idec Inc.	3,335	1,051,559	*
Celgene Corp.	11,456	983,841	*
Gilead Sciences Inc.	21,700	1,799,147	*
Regeneron Pharmaceuticals Inc.	1,111	313,824	*
Vertex Pharmaceuticals Inc.	3,326	314,906	*

Total Biotechnology		6,159,855

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	20,168	824,871
Baxter International Inc.	7,662	553,963
Becton, Dickinson & Co.	2,723	322,131
Boston Scientific Corp.	18,681	238,556	*
C.R. Bard Inc.	1,095	156,596
CareFusion Corp.	2,859	126,797	*
Covidien PLC	6,400	577,152
DENTSPLY International Inc.	2,000	94,700
Edwards Lifesciences Corp.	1,513	129,876	*
Hospira Inc.	2,348	120,617	*
Intuitive Surgical Inc.	538	221,548	*
Medtronic Inc.	14,118	900,164
St. Jude Medical Inc.	4,003	277,208
Stryker Corp.	4,158	350,603
Varian Medical Systems Inc.	1,461	121,467	*
Zimmer Holdings Inc.	2,389	248,121

Total Health Care Equipment & Supplies		5,264,370

Health Care Providers & Services - 2.0%
Aetna Inc.	5,117	414,886
AmerisourceBergen Corp.	3,233	234,910
Cardinal Health Inc.	4,837	331,625
CIGNA Corp.	3,860	355,004
DaVita HealthCare Partners Inc.	2,497	180,583	*
Express Scripts Holding Co.	10,947	758,955	*
Humana Inc.	2,173	277,536
Laboratory Corporation of America Holdings	1,203	123,187	*
McKesson Corp.	3,247	604,624
Patterson Cos. Inc.	1,158	45,753
Quest Diagnostics Inc.	2,036	119,493
Tenet Healthcare Corp.	1,368	64,214	*
UnitedHealth Group Inc.	13,255	1,083,596

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.0% (continued)
WellPoint Inc.	3,985	$428,826

Total Health Care Providers & Services		5,023,192

Health Care Technology - 0.1%
Cerner Corp.	4,173	215,243	*

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc.	4,704	270,198
PerkinElmer Inc.	1,592	74,569
Thermo Fisher Scientific Inc.	5,527	652,186
Waters Corp.	1,201	125,432	*

Total Life Sciences Tools & Services		1,122,385

Pharmaceuticals - 5.9%
AbbVie Inc.	22,343	1,261,039
Actavis PLC	2,390	533,090	*
Allergan Inc.	4,210	712,416
Bristol-Myers Squibb Co.	23,192	1,125,044
Eli Lilly & Co.	13,900	864,163
Forest Laboratories Inc.	3,364	333,036	*
Johnson & Johnson	39,907	4,175,070
Merck & Co. Inc.	40,984	2,370,925
Mylan Inc.	5,247	270,535	*
Perrigo Co. PLC	1,887	275,049
Pfizer Inc.	90,044	2,672,506
Zoetis Inc.	7,000	225,890

Total Pharmaceuticals		14,818,763

TOTAL HEALTH CARE		32,603,808

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.0%
Boeing Co.	9,148	1,163,900
General Dynamics Corp.	4,587	534,615
Honeywell International Inc.	11,062	1,028,213
L-3 Communications Holdings Inc.	1,211	146,228
Lockheed Martin Corp.	3,809	612,221
Northrop Grumman Corp.	3,058	365,828
Precision Castparts Corp.	2,049	517,168
Raytheon Co.	4,437	409,313
Rockwell Collins Inc.	1,907	149,013

Total Aerospace & Defense		4,926,499

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	2,094	133,576
Expeditors International of Washington Inc.	2,859	126,253
FedEx Corp.	3,741	566,313
Ryder System Inc.	753	66,332
United Parcel Service Inc., Class B Shares	9,425	967,571

Total Air Freight & Logistics		1,860,045

Airlines - 0.3%
Delta Air Lines Inc.	11,982	463,943
Southwest Airlines Co.	9,903	265,995

Total Airlines		729,938

Building Products - 0.1%
Allegion PLC	1,271	72,040
Masco Corp.	5,028	111,622

Total Building Products		183,662

Commercial Services & Supplies - 0.5%
ADT Corp.	2,547	88,992
Cintas Corp.	1,421	90,290
Iron Mountain Inc.	2,405	85,257
Pitney Bowes Inc.	2,857	78,910

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.5% (continued)
Republic Services Inc.	3,815	$144,856
Stericycle Inc.	1,201	142,223	*
Tyco International Ltd.	6,493	296,081
Waste Management Inc.	6,155	275,313

Total Commercial Services & Supplies		1,201,922

Construction & Engineering - 0.1%
Fluor Corp.	2,262	173,948
Jacobs Engineering Group Inc.	1,861	99,154	*
Quanta Services Inc.	3,071	106,195	*

Total Construction & Engineering		379,297

Electrical Equipment - 0.7%
AMETEK Inc.	3,457	180,732
Eaton Corp. PLC	6,705	517,492
Emerson Electric Co.	9,917	658,092
Rockwell Automation Inc.	1,958	245,063
Roper Industries Inc.	1,404	204,998

Total Electrical Equipment		1,806,377

Industrial Conglomerates - 2.6%
3M Co.	8,881	1,272,115
General Electric Co.	138,637	3,643,380
Textron Inc.	3,985	152,586
United Technologies Corp.	11,878	1,371,315

Total Industrial Conglomerates		6,439,396

Machinery - 1.9%
Caterpillar Inc.	8,498	923,478
Cummins Inc.	2,450	378,011
Danaher Corp.	8,474	667,158
Deere & Co.	5,216	472,309
Dover Corp.	2,399	218,189
Flowserve Corp.	1,941	144,313
Illinois Tool Works Inc.	4,714	412,758
Ingersoll-Rand PLC	3,648	228,036
Joy Global Inc.	1,428	87,936
PACCAR Inc.	4,998	314,024
Pall Corp.	1,549	132,269
Parker Hannifin Corp.	2,104	264,536
Pentair PLC	2,785	200,854
Snap-on Inc.	819	97,068
Stanley Black & Decker Inc.	2,195	192,765
Xylem Inc.	2,564	100,201

Total Machinery		4,833,905

Professional Services - 0.2%
Dun & Bradstreet Corp.	531	58,516
Equifax Inc.	1,721	124,841
Nielsen NV	4,000	193,640
Robert Half International Inc.	1,940	92,616

Total Professional Services		469,613

Road & Rail - 0.9%
CSX Corp.	14,214	437,933
Kansas City Southern	1,555	167,178
Norfolk Southern Corp.	4,369	450,138
Union Pacific Corp.	12,840	1,280,790

Total Road & Rail		2,336,039

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,852	190,636
W. W. Grainger Inc.	864	219,689

Total Trading Companies & Distributors		410,325

TOTAL INDUSTRIALS		25,577,018

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.7%
Cisco Systems Inc.	72,669	$1,805,825
F5 Networks Inc.	1,064	118,572	*
Harris Corp.	1,507	114,155
Juniper Networks Inc.	7,069	173,473	*
Motorola Solutions Inc.	3,157	210,162
QUALCOMM Inc.	23,456	1,857,715

Total Communications Equipment		4,279,902

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	2,231	214,935
Corning Inc.	17,238	378,374
FLIR Systems Inc.	1,988	69,043
Jabil Circuit Inc.	2,647	55,322
TE Connectivity Ltd.	5,800	358,672

Total Electronic Equipment, Instruments & Components		1,076,346

Internet Software & Services - 3.1%
Akamai Technologies Inc.	2,518	153,749	*
eBay Inc.	16,438	822,886	*
Facebook Inc., Class A Shares	24,100	1,621,689	*
Google Inc., Class A Shares	3,982	2,328,156	*
Google Inc., Class C Shares	3,982	2,290,765	*
VeriSign Inc.	1,772	86,491	*
Yahoo! Inc.	13,243	465,227	*

Total Internet Software & Services		7,768,963

IT Services - 2.3%
Accenture PLC, Class A Shares	8,986	726,428
Alliance Data Systems Corp.	750	210,937	*
Automatic Data Processing Inc.	6,797	538,866
Cognizant Technology Solutions Corp., Class A Shares	8,569	419,110	*
Computer Sciences Corp.	2,055	129,876
Fidelity National Information Services Inc.	4,100	224,434
Fiserv Inc.	3,590	216,549	*
MasterCard Inc., Class A Shares	14,395	1,057,601
Paychex Inc.	4,572	190,012
Teradata Corp.	2,328	93,586	*
Total System Services Inc.	2,332	73,248
Visa Inc., Class A Shares	7,151	1,506,787
Western Union Co.	7,730	134,038
Xerox Corp.	15,713	195,470

Total IT Services		5,716,942

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	4,480	155,725
Analog Devices Inc.	4,409	238,395
Applied Materials Inc.	17,085	385,267
Avago Technologies Ltd.	3,500	252,245
Broadcom Corp., Class A Shares	7,787	289,053
First Solar Inc.	994	70,634	*
Intel Corp.	70,140	2,167,326
KLA-Tencor Corp.	2,350	170,704
Lam Research Corp.	2,290	154,758
Linear Technology Corp.	3,328	156,649
Microchip Technology Inc.	2,809	137,107
Micron Technology Inc.	14,966	493,130	*
NVIDIA Corp.	7,819	144,964
Texas Instruments Inc.	15,295	730,948
Xilinx Inc.	3,765	178,122

Total Semiconductors & Semiconductor Equipment		5,725,027

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Software - 3.4%
Adobe Systems Inc.	6,553	$474,175	*
Autodesk Inc.	3,205	180,698	*
CA Inc.	4,548	130,710
Citrix Systems Inc.	2,093	130,917	*
Electronic Arts Inc.	4,338	155,604	*
Intuit Inc.	3,997	321,878
Microsoft Corp.	105,259	4,389,300
Oracle Corp.	48,052	1,947,548
Red Hat Inc.	2,674	147,792	*
Salesforce.com Inc.	7,918	459,878	*
Symantec Corp.	9,756	223,412

Total Software		8,561,912

Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	84,581	7,860,112
EMC Corp.	28,575	752,666
Hewlett-Packard Co.	26,735	900,435
International Business Machines Corp.	13,209	2,394,395
NetApp Inc.	4,673	170,658
SanDisk Corp.	3,181	332,192
Seagate Technology PLC	4,638	263,531
Western Digital Corp.	2,967	273,854

Total Technology Hardware, Storage & Peripherals		12,947,843

TOTAL INFORMATION TECHNOLOGY		46,076,935

MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals Inc.	2,986	384,059
Airgas Inc.	939	102,267
CF Industries Holdings Inc.	582	139,988
Dow Chemical Co.	17,152	882,642
E.I. du Pont de Nemours & Co.	13,078	855,824
Eastman Chemical Co.	2,151	187,890
Ecolab Inc.	3,818	425,096
FMC Corp.	1,875	133,481
International Flavors & Fragrances Inc.	1,147	119,609
LyondellBasell Industries NV, Class A Shares	6,100	595,665
Monsanto Co.	7,405	923,700
Mosaic Co.	3,883	192,014
PPG Industries Inc.	1,954	410,633
Praxair Inc.	4,147	550,888
Sherwin-Williams Co.	1,202	248,706
Sigma-Aldrich Corp.	1,685	170,994

Total Chemicals		6,323,456

Construction Materials - 0.1%
Vulcan Materials Co.	1,842	117,428

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,354	69,393
Ball Corp.	1,983	124,295
Bemis Co. Inc.	1,434	58,306
MeadWestvaco Corp.	2,462	108,968
Owens-Illinois Inc.	2,324	80,503	*
Sealed Air Corp.	2,768	94,583

Total Containers & Packaging		536,048

Metals & Mining - 0.5%
Alcoa Inc.	15,203	226,373
Allegheny Technologies Inc.	1,522	68,642
Freeport-McMoRan Copper & Gold Inc.	14,649	534,688

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Metals & Mining - 0.5% (continued)
Newmont Mining Corp.	7,024	$178,690
Nucor Corp.	4,491	221,182
United States Steel Corp.	2,041	53,148

Total Metals & Mining		1,282,723

Paper & Forest Products - 0.1%
International Paper Co.	6,190	312,409

TOTAL MATERIALS		8,572,064

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	73,453	2,597,298
CenturyLink Inc.	8,153	295,138
Frontier Communications Corp.	14,096	82,321
Verizon Communications Inc.	58,419	2,858,442
Windstream Holdings Inc.	8,407	83,734

TOTAL TELECOMMUNICATION SERVICES		5,916,933

UTILITIES - 3.1%
Electric Utilities - 1.7%
American Electric Power Co. Inc.	6,881	383,753
Duke Energy Corp.	9,966	739,378
Edison International	4,596	267,074
Entergy Corp.	2,519	206,785
Exelon Corp.	12,096	441,262
FirstEnergy Corp.	5,907	205,091
NextEra Energy Inc.	6,150	630,252
Northeast Utilities	4,450	210,351
Pepco Holdings Inc.	3,534	97,114
Pinnacle West Capital Corp.	1,555	89,941
PPL Corp.	8,898	316,146
Southern Co.	12,526	568,430

Total Electric Utilities		4,155,577

Gas Utilities - 0.0%
AGL Resources Inc.	1,763	97,018

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	9,293	144,506
NRG Energy Inc.	4,588	170,674

Total Independent Power and Renewable Electricity Producers		315,180

Multi-Utilities - 1.3%
Ameren Corp.	3,423	139,932
CenterPoint Energy Inc.	6,050	154,517
CMS Energy Corp.	3,763	117,217
Consolidated Edison Inc.	4,132	238,582
Dominion Resources Inc.	8,203	586,678
DTE Energy Co.	2,499	194,597
Integrys Energy Group Inc.	1,153	82,013
NiSource Inc.	4,429	174,237
PG&E Corp.	6,456	310,017
Public Service Enterprise Group Inc.	7,140	291,241
SCANA Corp.	1,991	107,136
Sempra Energy	3,206	335,700
TECO Energy Inc.	2,891	53,426
Wisconsin Energy Corp.	3,188	149,581
Xcel Energy Inc.	7,030	226,577

Total Multi-Utilities		3,161,451

TOTAL UTILITIES		7,729,226

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $140,191,877)		$244,897,335

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity - $4,602,948; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value - $4,695,008)	0.050%	7/1/14	$4,602,942	4,602,942

Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $533,059; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market Value - $549,050)	0.050%	7/1/14	533,058	533,058

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,136,000)				5,136,000

TOTAL INVESTMENTS - 99.8% (Cost - $145,327,877#)				250,033,335
Other Assets in Excess of Liabilities - 0.2%				447,032

TOTAL NET ASSETS - 100.0%				$250,480,367

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch S&P 500 Index Fund (formerly Legg Mason Batterymarch S&P 500 Index Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$244,897,335	—	—	$244,897,335
Short-term investments†	—	$5,136,000	—	5,136,000

Total investments	$244,897,335	$5,136,000	—	$250,033,335

Other financial instruments:
Futures contracts	$42,116	—	—	$42,116

Total	$244,939,451	$5,136,000	—	$250,075,451

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$115,529,367
Gross unrealized depreciation	(10,823,909)

Net unrealized appreciation	$104,705,458

Notes to Schedule of Investments (unaudited) (continued)

At June 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	55	9/14	$5,326,984	$5,369,100	$42,116

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Appreciation
Equity Risk	$42,116

During the period ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$536,910

4. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the period ended June 30, 2014:

	Affiliate Value at	Purchased		Sold		Dividend	Affiliate Value at	Realized
Company	9/30/13	Cost	Shares/Par	Cost	Shares/Par	Income	6/30/14	Loss
Legg Mason Inc.	$55,477	—	—	$22,723	181	$862	$75,836	$(15,054)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2014